Equity Investments (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of TSYS Equity Investments	A summary of TSYS’ equity investments at December 31 is as follows:

(in thousands)	2012	2011
CUP Data	$79,859	76,110
TSYS de México	7,905	6,814

Total	$87,764	82,924